AdvisorDesigns® Variable Annuity	AdvisorDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573

Supplement Dated April 12, 2011
To Prospectus Dated May 1, 2010

Important Information about
Rydex | SGI VT International Long Short Select

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the liquidation of the Rydex | SGI VT International Long Short Select fund (referred to herein as “the Fund”), which underlies a Subaccount. The Fund will be liquidated on or about April 27, 2011. Effective as of April 27, 2011, the Rydex | SGI VT International Long Short Select Subaccount (referred to herein as “the Subaccount”) will no longer be available. Effective April 27, 2011, the Fund will no longer accept new investments or additional investments from existing Contract Owners except through reinvestment of dividends.

As a result of the liquidation of the Fund, if you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to one of the other available Subaccounts prior to April 27, 2011. If no such transfer is made by close of business on April 27, 2011, your Contract Value allocated to the Subaccount will be reallocated to the Rydex VT U.S. Government Money Market Subaccount. If you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex VT U.S. Government Money Market Subaccount.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Direxion Dynamic VP HY Bond Fund
To maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.
Rafferty Asset Management, LLC
Dreyfus VIF International Value Portfolio	Service	Long-term capital growth	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II		Current income	Federated Investment Management Company
Federated High Income Bond Fund II	Service	High current income	Federated Investment Management Company

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Fidelity® VIP Contrafund®	Service Class 2	Long-term capital appreciation
Fidelity Management & Research Company
(Investment Adviser)

FMR Co., Inc.; Fidelity Management Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; and Fidelity Investments Japan Limited (Sub-Advisers)

Fidelity® VIP Growth Opportunities	Service Class 2	Capital growth
Fidelity Management & Research Company
(Investment Adviser)

FMR Co., Inc.; Fidelity Management Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; and Fidelity Investments Japan Limited (Sub-Advisers)

Fidelity® VIP Index 500	Service Class 2	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®	Fidelity Management & Research Company (Investment Adviser) FMR Co., Inc. (Sub-Adviser) Geode (Sub-Adviser)
Fidelity® VIP Investment Grade Bond	Service Class 2	High level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company (Investment Adviser) Fidelity Investments Money Management, Inc. (Sub-Adviser)
Franklin Small-Mid Cap Growth Securities Fund	Class 2	Long-term capital growth	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	Series I	Growth of capital
Invesco Aim Advisors, Inc.
(Investment Adviser)

AIM Funds Management Inc.
(Sub-Adviser)

Invesco Global Asset Management (N.A.), Inc.
(Sub-Adviser)

Invesco Institutional (N.A.), Inc.
(Sub-Adviser)

Invesco Senior Secured Management, Inc.
(Sub-Adviser)

Invesco Hong Kong Limited
(Sub-Adviser)

Invesco Asset Management Limited
(Sub-Adviser)

Invesco Asset Management (Japan) Limited
(Sub-Adviser)

Invesco Asset Management Deutschland
(Sub-Adviser)

Invesco Australia Limited
(Sub-Adviser)

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Invesco V.I. International Growth Fund	Series II	Long-term growth of capital
Invesco Aim Advisors, Inc.
(Investment Adviser)

AIM Funds Management Inc.
(Sub-Adviser)

Invesco Global Asset Management (N.A.), Inc.
(Sub-Adviser)

Invesco Institutional (N.A.), Inc.
(Sub-Adviser)

Invesco Senior Secured Management, Inc.
(Sub-Adviser)

Invesco Hong Kong Limited
(Sub-Adviser)

Invesco Asset Management Limited
(Sub-Adviser)

Invesco Asset Management (Japan) Limited
(Sub-Adviser)

Invesco Asset Management Deutschland
(Sub-Adviser)

Invesco Australia Limited
(Sub-Adviser)

Invesco V.I. Mid Cap Core Equity Fund	Series II	Long-term growth of capital
Invesco Aim Advisors, Inc.
(Investment Adviser)

AIM Funds Management Inc.
(Sub-Adviser)

Invesco Global Asset Management (N.A.), Inc.
(Sub-Adviser)

Invesco Institutional (N.A.), Inc.
(Sub-Adviser)

Invesco Senior Secured Management, Inc.
(Sub-Adviser)

Invesco Hong Kong Limited
(Sub-Adviser)

Invesco Asset Management Limited
(Sub-Adviser)

Invesco Asset Management (Japan) Limited
(Sub-Adviser)

Invesco Asset Management Deutschland
(Sub-Adviser)

Invesco Australia Limited
(Sub-Adviser)

Invesco Van Kampen V.I. Government Portfolio	Class II	High current return consistent with preservation of capital	Van Kampen Asset Management
Neuberger Berman AMT Guardian	Class I	Long-term growth of capital; current income is a secondary goal	Neuberger Berman Management LLC (Investment Adviser) Neuberger Berman, LLC (Sub-Adviser)
Neuberger Berman AMT Partners	Class I	Growth of capital	Neuberger Berman Management LLC (Investment Adviser) Neuberger Berman, LLC (Sub-Adviser)

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Oppenheimer Main Street Small Cap Fund®/VA	Service	This Fund invests in a well-diversified mix of smaller company stocks for capital appreciation potential.	OppenheimerFunds, Inc.
PIMCO VIT Low Duration Portfolio	Administrative	Seeks maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Administrative	Maximum real return consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Administrative	Maximum total return consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Rydex | SGI VT All-Asset Aggressive Strategy		The Essential Portfolio Aggressive Fund’s objective is to primarily seek growth of capital.	Security Global Investors
Rydex | SGI VT All-Asset Conservative Strategy		The Essential Portfolio Conservative Fund’s objective is to primarily seek preservation of capital and, secondarily, to seek long-term growth of capital.	Security Global Investors
Rydex | SGI VT All-Asset Moderate Strategy		The Essential Portfolio Moderate Fund’s objective is to primarily seek growth of capital and, secondarily, to seek preservation of capital.	Security Global Investors
Rydex | SGI VT All Cap Value Fund		Long-term growth of capital	Security Global Investors
Rydex | SGI VT CLS AdvisorOne Amerigo Fund		Long-term growth of capital without regard to current income	Security Global Investors (Investment Adviser) CLS Investment Firm, LLC (Sub-Adviser)
Rydex | SGI VT CLS AdvisorOne Clermont Fund		Current income and growth of capital	Security Global Investors (Investment Adviser) CLS Investment Firm, LLC (Sub-Adviser)
Rydex | SGI VT CLS AdvisorOne Select Allocation Fund		To provide growth of capital and total return	Security Global Investors (Investment Adviser) CLS Investment Firm, LLC (Sub-Adviser)
Rydex | SGI VT Global Fund		Long-term growth of capital	Security Global Investors (Investment Adviser)
Rydex | SGI VT Large Cap Value Fund		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Mid Cap Growth Fund		Capital appreciation	Security Global Investors
Rydex | SGI VT Mid Cap Value Fund		Long-term growth of capital	Security Global Investors
Rydex | SGI VT Multi-Hedge Strategies Fund		Seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.	Security Global Investors
Rydex | SGI VT Small Cap Value Fund		Capital growth	Security Global Investors
Rydex | SGI VT U.S. Long Short Momentum		Long-term capital appreciation	Security Global Investors
Rydex VT Banking Fund		Capital appreciation	Security Global Investors
Rydex VT Basic Materials Fund		Capital appreciation	Security Global Investors
Rydex VT Biotechnology Fund		Capital appreciation	Security Global Investors
Rydex VT Commodities Strategy Fund		Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the GSCI® Total Return Index.	Security Global Investors

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Rydex VT Consumer Products Fund		Capital appreciation	Security Global Investors
Rydex VT Dow 2x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Security Global Investors
Rydex VT Electronics Fund		Capital appreciation	Security Global Investors
Rydex VT Energy Fund		Capital appreciation	Security Global Investors
Rydex VT Energy Services Fund		Capital appreciation	Security Global Investors
Rydex VT Europe 1.25x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Security Global Investors
Rydex VT Financial Services Fund		Capital appreciation	Security Global Investors
Rydex VT Government Long Bond 1.2x Strategy Fund		Investment results that correspond to a benchmark for U.S. Government securities	Security Global Investors
Rydex VT Health Care Fund		Capital appreciation	Security Global Investors
Rydex VT Internet Fund		Capital appreciation	Security Global Investors
Rydex VT Inverse Dow 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Security Global Investors
Rydex VT Inverse Government Long Bond Strategy Fund		Total return	Security Global Investors
Rydex VT Inverse Mid-Cap Strategy Fund		Investment results that will match the performance of a specific benchmark	Security Global Investors
Rydex VT Inverse NASDAQ-100® Strategy Fund		Investment results that will match the performance of a specific benchmark	Security Global Investors
Rydex VT Inverse Russell 2000® Strategy Fund		Investment results that will match the performance of a specific benchmark	Security Global Investors
Rydex VT Inverse S&P 500 Strategy Fund		Investment results that will inversely correlate to the performance of the S&P 500 Index™	Security Global Investors
Rydex VT Japan 2x Strategy Fund		Investment results that correlate to the performance of a specific benchmark	Security Global Investors
Rydex VT Leisure Fund		Capital appreciation	Security Global Investors
Rydex VT Mid-Cap 1.5x Strategy Fund		Investment results that will match the performance of a benchmark for mid-cap securities	Security Global Investors
Rydex VT NASDAQ-100® Fund		Investment results that will match the performance of a specific benchmark for over-the-counter securities	Security Global Investors
Rydex VT NASDAQ-100® 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Security Global Investors
Rydex VT Nova Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Security Global Investors
Rydex VT Precious Metals Fund		Capital appreciation	Security Global Investors
Rydex VT Real Estate Fund		Capital appreciation	Security Global Investors
Rydex VT Retailing Fund		Capital appreciation	Security Global Investors
Rydex VT Russell 2000® 1.5x Strategy Fund		Investment results that will match the performance of a benchmark for small-cap securities	Security Global Investors
Rydex VT Russell 2000® 2x Strategy Fund		To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index®	Security Global Investors
Rydex VT S&P 500 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Security Global Investors
Rydex VT S&P 500 Pure Growth Fund		Investment results that will match the performance of a benchmark for large cap growth securities	Security Global Investors

Underlying Fund	Share Class (if applicable)	Investment Objective	Investment Adviser
Rydex VT S&P 500 Pure Value Fund		Investment results that will match the performance of a benchmark for large cap value securities	Security Global Investors
Rydex VT S&P MidCap 400 Pure Growth Fund		Investment results that will match the performance of a benchmark for mid-cap growth securities	Security Global Investors
Rydex VT S&P MidCap 400 Pure Value Fund		Investment results that will match the performance of a benchmark for mid-cap value securities	Security Global Investors
Rydex VT S&P SmallCap 600 Pure Growth Fund		Investment results that will match the performance of a benchmark for small-cap growth securities	Security Global Investors
Rydex VT S&P SmallCap 600 Pure Value Fund		Investment results that will match the performance of a benchmark for small-cap value securities	Security Global Investors
Rydex VT Strengthening Dollar 2x Strategy Fund		Investment results that will match the performance of a specific benchmark on a daily basis	Security Global Investors
Rydex VT Technology Fund		Capital appreciation	Security Global Investors
Rydex VT Telecommunications Fund		Capital appreciation	Security Global Investors
Rydex VT Transportation Fund		Capital appreciation	Security Global Investors
Rydex VT U.S. Government Money Market Fund		Security of principal, high current income, and liquidity	Security Global Investors
Rydex VT Utilities Fund		Capital appreciation	Security Global Investors
Rydex VT Weakening Dollar 2x Strategy Fund		Investment results that will match the inverse performance of a specific benchmark on a daily basis	Security Global Investors
Templeton Developing Markets Securities Fund	Class 2	Long-term capital appreciation	Templeton Asset Management LTD.
Templeton Foreign Securities Fund	Class 2	Long-term capital growth	Templeton Investment Counsel, LLC (Investment Adviser) Franklin Templeton Investment Management Limited (Sub-Adviser)
Wells Fargo Advantage VT Opportunity Fund		Long-term capital appreciation	Wells Fargo Funds Management, LLC (Investment Adviser) Wells Capital Management Incorporated (Sub-Adviser)

Please Retain This Supplement For Future Reference